Note 19 - Development of allowance for credit losses in the reporting period, Allowance for Credit Losses (Detail) - Allowance for Credit Losses - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[3]	€ 4,895	[1],[2],[4]	€ 4,946	[5]
Movements in financial assets including new business		1,081	[1],[2],[4],[6]	480	[3],[5]
Transfers due to changes in creditworthiness	[3],[5]			0
Changes in models	[3],[5],[7],[8]			0
Financial assets that have been derecognized during the period	[9]	(1,043)	[1],[2],[4],[6]	(566)	[3],[5],[10],[11]
Recovery of written off amounts		71	[1],[2],[4],[6]	78	[3],[5]
Foreign exchange and other changes		(10)	[1],[2],[4],[6]	(43)	[3],[5]
Balance, end of reporting period	[1],[2],[4]	4,995	[6]	4,895	[3]
Provision for Credit Losses excluding country risk	[12]	1,081	[1],[2],[4],[6],[13]	480	[3],[5],[14],[15]
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[3],[5]	440		544
Movements in financial assets including new business		(32)	[1],[2],[4],[6]	(245)	[3],[5]
Transfers due to changes in creditworthiness		122	[1],[2],[4],[6]	138	[3],[5]
Changes in models	[1],[2],[4],[6]	0
Financial assets that have been derecognized during the period	[9]	0	[1],[2],[4],[6]	0	[3],[5],[10],[11]
Recovery of written off amounts		0	[1],[2],[4],[6]	0	[3],[5]
Foreign exchange and other changes		2	[1],[2],[4],[6]	3	[3],[5]
Balance, end of reporting period		533	[1],[2],[4],[6]	440	[3],[5]
Provision for Credit Losses excluding country risk	[12]	90	[1],[2],[4],[6],[13]	(107)	[3],[5],[14],[15]
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[3],[5]	532		648
Movements in financial assets including new business		204	[1],[2],[4],[6]	85	[3],[5]
Transfers due to changes in creditworthiness		(121)	[1],[2],[4],[6]	(197)	[3],[5]
Changes in models	[1],[2],[4],[6]	0
Financial assets that have been derecognized during the period	[9]	0	[1],[2],[4],[6]	0	[3],[5],[10],[11]
Recovery of written off amounts		0	[1],[2],[4],[6]	0	[3],[5]
Foreign exchange and other changes		12	[1],[2],[4],[6]	(4)	[3],[5]
Balance, end of reporting period		626	[1],[2],[4],[6]	532	[3],[5]
Provision for Credit Losses excluding country risk	[12]	82	[1],[2],[4],[6],[13]	(112)	[3],[5],[14],[15]
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[3],[5]	3,740		3,614
Movements in financial assets including new business		887	[1],[2],[4],[6]	615	[3],[5]
Transfers due to changes in creditworthiness		0	[1],[2],[4],[6]	58	[3],[5]
Changes in models	[1],[2],[4],[6]	0
Financial assets that have been derecognized during the period	[9]	(1,014)	[1],[2],[4],[6]	(561)	[3],[5],[10],[11]
Recovery of written off amounts		68	[1],[2],[4],[6]	55	[3],[5]
Foreign exchange and other changes		(25)	[1],[2],[4],[6]	(41)	[3],[5]
Balance, end of reporting period		3,656	[1],[2],[4],[6]	3,740	[3],[5]
Provision for Credit Losses excluding country risk	[12]	886	[1],[2],[4],[6],[13]	673	[3],[5],[14],[15]
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year	[3],[5]	182	[7],[8]	139
Movements in financial assets including new business		22	[1],[2],[4],[6],[16]	26	[3],[5],[7],[8]
Changes in models	[1],[2],[4],[6],[16],[17]	0
Financial assets that have been derecognized during the period	[9]	(28)	[1],[2],[4],[6],[16]	(5)	[3],[5],[7],[8],[10],[11]
Recovery of written off amounts		3	[1],[2],[4],[6],[16],[17]	23	[3],[5],[7],[8]
Foreign exchange and other changes		1	[1],[2],[4],[6],[16],[17]	0	[3],[5],[7],[8]
Balance, end of reporting period		180	[1],[2],[4],[6],[16],[17]	182	[3],[5],[7],[8]
Provision for Credit Losses excluding country risk	[12]	€ 22	[1],[2],[4],[6],[13],[16],[17]	€ 26	[3],[5],[7],[8],[14],[15]

[1]	[2]Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022.
[2]	[2]Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022.
[3]	[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021.
[4]	[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021.
[5]	[2]Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021.
[6]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2020
[7]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 46 million in 2020
[8]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 46 million in 2020 (Prior year’s comparatives aligned to presentation in the current year).
[9]	This position includes charge offs of allowance for credit losses.
[10]	This position includes charge offs of allowance for credit losses.
[11]	This position includes charge offs of allowance for credit losses.
[12]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[13]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[14]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[15]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[16]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021.
[17]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021